Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement Line Items [Line Items]
Net income (loss)	$ 6,582	$ 9,705	$ 23,254	$ 34,232
Less: dividends on preferred shares	0	(247)	0	(791)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 6,582	$ 9,458	$ 23,254	$ 33,441
Weighted average number of common shares outstanding (in shares)	32,368,728	25,964,424	31,302,938	25,964,424
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.2	$ 0.36	$ 0.74	$ 1.29